Document And Entity Information (USD $)	6 Months Ended
Jun. 30, 2011
Entity Registrant Name	SB Partners
Entity Central Index Key	0000087047
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	7,753
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	true
Document Period End Date	Jun 30, 2011
Amendment Description	Amendment number one

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets:
Land	$ 1,985,000	$ 1,985,000
Buildings, furnishings and improvements	18,560,518	18,560,518
Less - accumulated depreciation	(3,190,076)	(2,943,492)
Total Real Estate Assets	17,355,442	17,602,026
Investment in Sentinel Omaha, LLC, net of reserve for fair value of $8,192,961 and $4,109,076 at June 30, 2011 and December 31, 2010, respectively	0	0
Investments	17,355,442	17,602,026
Cash and cash equivalents	278,443	12,932,100
Cash in Escrow	500,000	0
Other	188,873	68,629
Total assets	18,322,758	30,602,755
Liabilities:
Mortgage note and unsecured loan payable	20,069,570	32,000,000
Accounts payable and accrued expenses	234,867	159,366
Tenant security deposits	106,829	106,830
Total liabilities	20,411,266	32,266,196
Limited partner - 7,753 units	(2,069,803)	(1,644,791)
General partner - 1 unit	(18,705)	(18,650)
Total partners' deficit	(2,088,508)	(1,663,441)
Total liabilities and partners' deficit	$ 18,322,758	$ 30,602,755

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Base rental income	$ 437,904	$ 433,831	$ 873,093	$ 864,947
Other rental income	166,741	288,837	371,305	465,281
Interest on short-term investments and other	7,312	0	30,095	0
Total revenues	611,957	722,668	1,274,493	1,330,228
Expenses:
Real estate operating expenses	102,842	103,312	217,149	224,884
Interest on mortgage notes and unsecured loan payable	274,385	270,848	540,957	535,737
Depreciation and amortization	130,811	122,838	253,991	246,361
Real estate taxes	109,322	161,721	258,352	301,052
Management fees	193,261	212,028	357,727	432,700
Other	31,884	40,154	69,079	80,058
Total expenses	842,505	910,901	1,697,255	1,820,792
Loss from operations	(230,548)	(188,233)	(422,762)	(490,564)
Equity in net loss of investment	2,078,807	656,566	4,083,885	(1,535,447)
Reserve for value of investment	(2,078,807)	(656,566)	(4,083,885)	1,535,447
Loss from continuing operations	(230,548)	(188,233)	(422,762)	(490,564)
Income from discontinued operations	(2,305)	101,137	(2,305)	201,678
Loss allocated to general partner	(30)	(11)	(55)	(37)
Loss allocated to limited partners	$ (232,823)	$ (87,085)	$ (425,012)	$ (288,849)
Continuing operations (In Dollars Per Share)	$ (29.73)	$ (24.28)	$ (54.53)	$ (63.27)
Discontinued operations (In Dollars Per Share)	$ (0.3)	$ 13.04	$ (0.3)	$ 26.01
Net loss (In Dollars Per Share)	$ (30.03)	$ (11.23)	$ (54.83)	$ (37.26)
Weighted Average Number of Units of Limited Partnership Interest Outstanding (In Shares)	7,753	7,753	7,753	7,753

CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' DEFICIT (USD $)	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Balance (shares) June 30, 2011	7,753
Limited Partner [Member] | Units of Partnership Interest [Member]
Balance December 31, 2010		$ 119,968,973
Balance (shares) December 31, 2010		7,753
Net loss 6 months ended June 30, 2011	0
Balance June 30, 2011	119,968,973
Limited Partner [Member] | Cummulative Cash Distributions [Member]
Balance December 31, 2010		(111,721,586)
Net loss 6 months ended June 30, 2011	0
Balance June 30, 2011	(111,721,586)
Limited Partner [Member] | Accumulated Earnings (Loses) [Member]
Balance December 31, 2010		(9,892,178)
Net loss 6 months ended June 30, 2011	(425,012)
Balance June 30, 2011	(10,317,190)
General Partner [Member] | Units of Partnership Interest [Member]
Balance December 31, 2010		10,000
Balance (shares) December 31, 2010		1
Net loss 6 months ended June 30, 2011	0
Balance June 30, 2011	10,000
Balance (shares) June 30, 2011	1
General Partner [Member] | Cummulative Cash Distributions [Member]
Balance December 31, 2010		(26,364)
Net loss 6 months ended June 30, 2011	0
Balance June 30, 2011	(26,364)
General Partner [Member] | Accumulated Earnings (Loses) [Member]
Balance December 31, 2010		(2,286)
Net loss 6 months ended June 30, 2011	(55)
Balance June 30, 2011	$ (2,341)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net loss	$ (425,067)	$ (288,886)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in net (income) loss of investment	(4,083,885)	1,535,447
Reserve for fair value of investment	4,083,885	(1,535,447)
Depreciation and amortization	253,991	498,557
Net decrease in operating assets	25,705	16,083
Net decrease in operating assets in discontinued operation	0	31,117
Net (decrease) increase in operating liabilities	75,501	4,418
Net (decrease) in operating liabilities in discontinued operation	0	(35,495)
Net cash (used in) provided by operating activites	(69,870)	225,794
Cash Flows From Investing Activities
Payment To Capital Reserve Escrow Account	(500,000)	0
Capital Reimbursements To Real Estate Owned	0	113,950
Net cash (used in) investing activities	(500,000)	113,950
Cash Flows From Financing Activities:
Repayment Of Unsecured Loan Payable	(11,930,430)	0
Principal payments on mortgage notes payable	0	(83,052)
Payment Of Deferred Financing Cost	(153,357)	0
Net cash (used in) financing activities	(12,083,787)	(83,052)
Net change in cash and cash equivalents	(12,653,657)	256,692
Cash and cash equivalents at beginning of period	12,932,100	148,077
Cash and cash equivalents at end of period	278,443	404,769
Cash paid during the year for interest	$ 540,957	$ 729,774